Regulatory Capital Financial Instruments	12 Months Ended
Dec. 31, 2022
Regulatory Capital Financial Instruments [Abstract]
REGULATORY CAPITAL FINANCIAL INSTRUMENTS

NOTE 18 - REGULATORY CAPITAL FINANCIAL INSTRUMENTS

As of December 31, 2022 and 2021, the Bank’s subordinated bonds classified as current and non-current are summarised below:

	As of December 31,
	2022	2021
	MCh$	MCh$
Current portion	-	-
Non- current portion	1,733,869	1,461,637
Total subordinated bonds	1,733,869	1,461,637

Detail of the subordinated bonds per currency is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Subordinated bonds denominated in USD	169,835	230,118
Subordinated bonds denominated in UF	1,564,034	1,231,519
Total subordinated bonds	1,733,869	1,461,637

i.	Placement of subordinated bonds

	Currency	Placement amount	Interest rate	Plazo de emisión	Placement date	Maturity date
USTDW70320	UF	3,300,000	3.51%	6 years	01-07-2022	09-01-2028

During 2021, the Bank did not place any subordinated bonds.

ii.	The Maturities of subordinated bonds

	As of December 31,
	2022	2021
	MCh$	MCh$
Due within 1 year	-	-
Due after 1 year but within 2 years	-	-
Due after 2 year but within 3 years	-	-
Due after 3 year but within 4 years	175,800	-
Due after 4 year but within 5 years	-	180,439
Due after 5 years	1,558,069	1,281,198
Total subordinated bonds	1,733,869	1,461,637

iii.	Balances of subordinated bonds

	December 31, 2022	December 31, 2021
	MCh$	MCh$
Balances as of January 1,	1,461,637	1,357,529
New issues/placements	101,503	83,557
Accrued interest at effective interés rate	6,563	(4,250)
Readjustments accrued by UF or exchange rate	172,941	25,001
Others	(8,775)	(200)
Balances as of December 31,	1,733,869	1,461,637